American Funds Insurance Series® Prospectus Supplement August 1, 2023 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses each dated May 1, 2023)

1. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses, the following is added to the subsection titled “Management and organization – The Capital SystemTM” in the Global Growth Fund section of the prospectus:

Piyada Phanaphat, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Piyada has 20 years of experience in total (16 years with Capital Research and Management Company or affiliate). She has 1 year of experience in managing the fund and 9 years of prior experience as an investment analyst for the fund.

Paul Flynn no longer manages money in the fund.

2. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the following is added to the subsection titled “Management and organization – The Capital SystemTM” in the Global Small Capitalization Fund section of the prospectus:

M. Taylor Hinshaw, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Taylor has 26 years of experience in total (21 years with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund and 18 years of prior experience as an investment analyst for the fund.

Michael Beckwith and Harold H. La no longer manage money in the fund.

3. With respect to the Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses, the following is added to the subsection titled “Management and organization – The Capital SystemTM” in the Asset Allocation Fund section of the prospectus:

Emme Kozloff, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Emme has 25 years of experience in total (17 years with Capital Research and Management Company or affiliate). She has 2 years of experience in managing the fund.

Peter Eliot and Jeffrey T. Lager no longer manage money in the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-124-0823O CGD/8024-S98375

American Funds Insurance Series® Prospectus Supplement August 1, 2023 (for Class P1 and Class P2 shares prospectuses dated May 1, 2023)

1. The footnote under the “Annual fund operating expenses” table in the “Fees and expenses of the fund” section of the prospectus for Managed Risk International Fund is amended to read as follow:

* The investment adviser is currently waiving a portion of its management fees equal to .05% of the fund’s net assets and reimbursing a portion of the other expenses. The reimbursement and waiver will be in effect through at least May 5, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

2. The following information is added under the heading “Portfolio management for the funds” first table in the “Management and organization” section of the prospectus:

Justin Toner, Partner, Capital World Investors, serves as a portfolio manager for the fund. Justin has 30 years of experience in total (22 years with Capital Research and Management Company or affiliate). He has 8 years of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. INP8BS-040-0823P CGD/8024-S98373

American Funds Insurance Series® Portfolio Series Prospectus Supplement August 1, 2023 (for Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares prospectuses dated May 1, 2023)

The following information is added under the heading “Portfolio management for the funds” second table in the “Management and organization” section of the prospectus:

Justin Toner, Partner, Capital World Investors, serves as a portfolio manager for the fund. Justin has 30 years of experience in total (22 years with Capital Research and Management Company or affiliate). He has 8 years of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. INS8BS-021-0823P CGD/8024-S98377

American Funds Insurance Series®

Statement of Additional

Information Supplement

August 1, 2023

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2023)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the funds listed below to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Global Growth Fund
Patrice Collette	4	$119.4	4	$14.73	1	$0.17
Roz Hongsaranagon	2	$60.5	None		None
Jonathan Knowles	6	$345.0	4	$17.91	None
Piyada Phanaphat	3	53.5	1	$0.42	None
Global Small Capitalization Fund
Bradford F. Freer	5	$132.3	1	$0.42	None
Taylor Hinshaw	None		None		None
Shlok Melwani	1	$59.5	None		None
Aidan O’Connell	2	$124.8	2	$0.77	None
Renaud H. Samyn	5	$170.6	2	$1.05	None
Gregory W. Wendt	2	$124.8	2	$0.77	None
Philip Winston	6	$110.9	11	$6.18	876[3]	$23.67
Asset Allocation Fund
Alan N. Berro	24	$421.6	3	$3.52	None
David A. Daigle	3	$135.6	3	$1.54	1[7]	$0.24
Emme Kozloff	2	$161.4	1	$1.08	None
Jin Lee	5	$455.0	5	$4.57	None
John R. Queen	21	$412.0	3	$2.70	113	$0.45
Justin Toner	None		None	None

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-125-0823O CGD/8024-S98376

American Funds Insurance Series® Statement of Additional Information Supplement August 1, 2023 (for Class P1 and P2 shares statement of additional information dated May 1, 2023)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the funds listed below to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Managed Risk Growth Fund
Alan N. Berro	24	$445.9	3	$3.52	None
Justin Toner	8	$32.4	None		None
Managed Risk International Fund
Alan N. Berro	24	$446.3	3	$3.52	None
Justin Toner	8	$32.8	None		None
Managed Risk Washington Mutual Investors Fund
Alan N. Berro	24	$446.1	3	$3.52	None
Justin Toner	8	$32.6	None		None
Managed Risk Growth-Income Fund
Alan N. Berro	24	$444.3	3	$3.52	None
Justin Toner	8	$30.8	None		None
Managed Risk Asset Allocation Fund
Alan N. Berro	24	$444.2	3	$3.52	None
Justin Toner	8	$30.8	None		None

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-041-0823P CGD/8024-S98374